Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of details of the subsidiaries, VIEs and VIE's subsidiaries

Name	Place of incorporation	Date of incorporation or acquisition	% of direct or indirect economic ownership	Principal activities

Principal subsidiaries
Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands (“BVI”)	November 6, 2007	100%	Investment holding

Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Guangzhou Huanju Shidai Information Technology Co., Ltd. (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Engage Capital Partners I, L.P. (“Engage L.P.”)	Cayman Islands	March 23, 2015	93.5%	Investment

HUYA Inc. (“Huya”)	Cayman Islands	March 30, 2017	44.0%	Investment holding

Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	44.0%	Software development

Hago Singapore Pte. Ltd. (“Hago Singapore”)	Singapore	May 7, 2018	100%	Internet value added services

Principal VIEs
Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Zhuhai Huanju Interactive Entertainment Technology Co., Ltd. (“Zhuhai Huanju Interactive”)	PRC	May 4, 2015	100%	Software development

Shanghai Yilian Equity Investment Partnership (LP) (“Shanghai Yilian”)	PRC	June 23, 2015	93.5%	Investment

Guangzhou Huanju Microfinance Co., Ltd. (“Guangzhou Microfinance”)	PRC	January 11, 2016	100%	Financing services

Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	44.0%	Holder of internet content provider licenses and internet value added services

Guangzhou Yilianyixing Investment Partnership (LP) (“Guangzhou Yilianyixing”)	PRC	June 28, 2017	99%	Investment